Convertible Notes Payable - Additional Information (Detail) - USD ($)					1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	May 17, 2017	Apr. 30, 2017	Nov. 25, 2016	Aug. 15, 2016	Mar. 31, 2017	Nov. 30, 2016	Aug. 31, 2016	Jun. 30, 2016	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Debt Instrument [Line Items]
Warrants maturity period								10 years
Issuance of warrants to purchase common stock										$ 8,658,000		$ 458,000
Warrant exercise price								$ 8.0833
Number of warrants issued								247,422
Warrants to purchase common stock										1,524,573
Warrant liability							$ 8,064,000					7,114,000
Change in fair value of warrants										$ (7,114,000)	$ (117,000)	(950,000)
Common stock issued										12,335,519
First Loans [Member]
Debt Instrument [Line Items]
Debt instrument principal balance												10,000,000
Warrants maturity period				4 years						4 years
Issuance of warrants to purchase common stock				$ 700,000						$ 700,000
Second Loans [Member]
Debt Instrument [Line Items]
Debt instrument principal balance												$ 10,000,000
Warrants maturity period			4 years			4 years
Issuance of warrants to purchase common stock			$ 700,000			$ 700,000
Number of warrants issued			2			2
Bridge Loan [Member]
Debt Instrument [Line Items]
Borrowing under line of credit					$ 2,000,000
Common stock issued					90,000
Maximum [Member] | First Loans [Member]
Debt Instrument [Line Items]
Warrant exercise price				$ 13.7333						$ 13.7323
Maximum [Member] | Second Loans [Member]
Debt Instrument [Line Items]
Warrant exercise price			$ 13.7333			$ 13.7323
Minimum [Member] | First Loans [Member]
Debt Instrument [Line Items]
Warrant exercise price				$ 8.0833						$ 8.0833
Minimum [Member] | Second Loans [Member]
Debt Instrument [Line Items]
Warrant exercise price			$ 8.0833			$ 8.0833
Acacia [Member] | Primary Warrant [Member]
Debt Instrument [Line Items]
Warrants maturity period										5 years
Acacia [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity				$ 20,000,000
Debt instrument principal balance	$ 20,000,000						$ 20,000,000
Debt instrument interest rate				6.00%			6.00%
Debt instrument term				1 year
Warrants maturity period							5 years
Warrant exercise price							$ 13.6088
Convertible note payable, public offering gross proceeds for automatic conversion										$ 15,000,000
Accrued interest	$ 737,000
Shares converted to common stock	1,523,746						1,523,746			1,523,746
Conversion price per share	$ 13.6088
Write off of unamortized balance of debt discounts associated with stock warrants										$ 4,347,000
Acacia [Member] | First Loans [Member]
Debt Instrument [Line Items]
Debt instrument principal balance				$ 10,000,000			$ 10,000,000
Warrants maturity period										4 years
Issuance of warrants to purchase common stock										$ 700,000
Acacia [Member] | Second Loans [Member]
Debt Instrument [Line Items]
Debt instrument principal balance			$ 10,000,000				$ 10,000,000
Warrants maturity period						4 years
Number of warrants issued						700				1,524,573
Warrants to purchase common stock										1,524,573
Acacia [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity					$ 8,000,000				$ 8,000,000
Debt instrument principal balance					$ 8,000,000				$ 8,000,000
Warrants maturity period		10 years
Conversion price per share					$ 13.6088				$ 13.6088
Line of credit, interest rate					8.00%
Borrowing under line of credit		$ 2,000,000			$ 2,000,000				$ 4,000,000
Common stock issued					120,000				180,000
Acacia [Member] | Maximum [Member]
Debt Instrument [Line Items]
Investment from agreement				$ 50,000,000
Acacia [Member] | Maximum [Member] | Primary Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price					$ 13.7323				$ 13.7323	$ 13.7333
Warrants exercise price value					$ 50,000,000				$ 50,000,000	$ 50,000,000
Acacia [Member] | Maximum [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Warrant exercise price										$ 13.6088
Acacia [Member] | Maximum [Member] | First Loans [Member]
Debt Instrument [Line Items]
Warrant exercise price										13.7323
Acacia [Member] | Maximum [Member] | Second Loans [Member]
Debt Instrument [Line Items]
Warrant exercise price						$ 13.7323
Acacia [Member] | Minimum [Member] | Primary Warrant [Member]
Debt Instrument [Line Items]
Warrant exercise price					$ 13.3028				$ 13.3028	13.3000
Acacia [Member] | Minimum [Member] | First Loans [Member]
Debt Instrument [Line Items]
Warrant exercise price										$ 8.0833
Acacia [Member] | Minimum [Member] | Second Loans [Member]
Debt Instrument [Line Items]
Warrant exercise price						$ 8.0833
VLOC, LLC [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock										313,440
VLOC, LLC [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Warrants maturity period	10 years									10 years
Warrant exercise price	$ 13.6088									$ 13.6088
Warrants to purchase common stock	313,440									313,440
Note Purchase Agreement [Member]
Debt Instrument [Line Items]
Common stock issued					120,000
Note Purchase Agreement [Member] | VLOC, LLC [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity					$ 8,000,000				$ 8,000,000
Warrants maturity period					10 years
Warrants to purchase common stock					60,000				60,000
Conversion price per share					$ 13.6088				$ 13.6088
Line of credit, interest rate					8.00%
Line of credit, maturity date					Nov. 25, 2017
Borrowing under line of credit		$ 2,000,000			$ 2,000,000
Common stock issued									120,000
Additional common stock issued					45,000				45,000
Fully diluted shares outstanding percentage					0.375%				0.375%
Ownership percentage					50.00%
Note Purchase Agreement [Member] | VLOC, LLC [Member] | Maximum [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Warrant exercise price					$ 13.6088				$ 13.6088
Initial Public Offering [Member]
Debt Instrument [Line Items]
Warrants maturity period	5 years				5 years
Warrant exercise price	$ 13.4237				$ 13.6088				$ 13.6088
Percentage of warrant exercise	10.00%				10.00%
Warrants to purchase common stock	809,400				809,400				809,400
Common stock issued	2,500,000									2,500,000
Initial Public Offering [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock	154,311				154,311				154,311
Initial Public Offering [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock	51,437				51,437				51,437
Initial Public Offering [Member] | Vested Upon Issuance [Member]
Debt Instrument [Line Items]
Warrant vesting percentage	50.00%				50.00%
Initial Public Offering [Member] | Vest in May 2018 [Member]
Debt Instrument [Line Items]
Warrant vesting percentage	50.00%
Initial Public Offering [Member] | Acacia [Member]
Debt Instrument [Line Items]
Warrants maturity period	5 years
Warrant exercise price	$ 13.6088
Percentage of warrant exercise	10.00%
Warrants to purchase common stock	809,400
Warrant liability	$ 5,790,000